Institutional Shares [Member] Investment Objectives and Goals - Institutional - Western Asset Institutional Liquid Reserves	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET INSTITUTIONAL LIQUID RESERVES
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.